Subsequent Events (Details Narrative)					1 Months Ended			6 Months Ended		9 Months Ended	12 Months Ended
	Sep. 30, 2023 USD ($) $ / shares shares	Aug. 10, 2023 USD ($) $ / shares shares	Aug. 31, 2021 shares	Aug. 16, 2021 USD ($) $ / shares	Jun. 30, 2021 shares	Feb. 29, 2020 USD ($) shares	Feb. 28, 2020 USD ($)	Jun. 30, 2023 USD ($) $ / shares shares	Jun. 30, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 shares	Mar. 31, 2023 shares	Mar. 27, 2023 $ / shares	Mar. 31, 2022 shares	Apr. 11, 2021 shares
Subsequent Event [Line Items]
Stock price per share											$ 11.07
Proceeds from issuance of initial public offering | $										$ 111,575,715
Proceeds from of common stock gross | $										$ 25,000
Common stock, par value								$ 18.00			$ 18.00				$ 0.0001
Jet Token, Inc. [Member]
Subsequent Event [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross | shares											9,178,000	36,945,357
Number of options, exercise price												$ 0.30
Share based compensation arrangement by share based payment award equity instruments options exercised weighted average contractual life											10 years	10 years
Common stock, par value								$ 0.0000001		$ 0.0000001	$ 0.0000001	$ 0.0000001
Jet Token, Inc. [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Number of shares remaining | shares								78,353,333	78,353,333	78,353,333	78,353,333	78,353,333	85,000,000	78,353,333		78,353,333
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross | shares								2,200,000	5,628,000		8,178,000
Number of options, exercise price								$ 0.75	$ 0.75		$ 0.75
Share based compensation arrangement by share based payment award equity instruments options exercised weighted average contractual life								10 years	10 years		10 years
Common stock, par value								$ 0.0000001			$ 0.0000001
Common Class A [Member]
Subsequent Event [Line Items]
Common stock, par value								$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001
Common Class A [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Number of shares remaining | shares								115,000	115,000	115,000	115,000	115,000		115,000		115,000
Issuance of Class A ordinary shares (net of offering costs), shares | shares										11,615,000
Nonvoting Common Stock [Member] | Jet Token, Inc. [Member]
Subsequent Event [Line Items]
Number of shares remaining | shares								48,221,393	44,379,013	42,169,330	46,089,886	42,169,330	31,402,755	48,221,393		43,732,190
Issuance of Class A ordinary shares (net of offering costs), shares | shares					29,173,333	33,333,333			2,164,648			2,625,446	31,402,755
Proceeds from issuance of initial public offering | $											$ 18,598
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross | shares			4,813,333
Proceeds from of common stock gross | $						$ 9,420,827	$ 13,550	$ 1,598,630	$ 1,635,566		$ 2,901,106	$ 1,969,085
Common stock, par value								$ 0.0000001		$ 0.0000001	$ 0.0000001	$ 0.0000001
IPO [Member]
Subsequent Event [Line Items]
Stock price per share				$ 10.00							$ 11.07
Proceeds from issuance of initial public offering | $				$ 100,000,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Common stock, par value		$ 0.0001
Subsequent Event [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Exchange ratio		0.03094529
Subsequent Event [Member] | Warrant [Member]
Subsequent Event [Line Items]
Exchange ratio		0.04924242
Subsequent Event [Member] | Jet Token, Inc. [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Exchange ratio		0.03094529
Subsequent Event [Member] | Jet Token, Inc. [Member] | Warrant [Member]
Subsequent Event [Line Items]
Exchange ratio		0.04924242
Subsequent Event [Member] | Jet Token, Inc. [Member] | Business Combination Agreement [Member]
Subsequent Event [Line Items]
Common stock, par value		$ 0.0001
Business Combination, Reason for Business Combination		At the effective time of the Business Combination (the “Effective Time”), (i) each outstanding share of Jet Token Common Stock, including each share of Jet Token Preferred Stock that was converted into shares of Jet Token Common Stock immediately prior to the Effective Time, was cancelled and automatically converted into the right to receive (x) the number of shares of Jet.AI Common Stock equal to the Stock Exchange Ratio of 0.03094529, and (y) the number of warrants (“Merger Consideration Warrants”) equal to the Warrant Exchange Ratio of 0.04924242; (ii) each Jet Token Option, whether or not exercisable and whether or not vested, that was outstanding immediately prior to the Effective Time was automatically converted into an option to purchase a number of Jet.AI Options based on the Option Exchange Ratio (determined in accordance with the Business Combination Agreement and as further described in the Proxy Statement); (iii) each Jet Token Warrant issued and outstanding immediately prior to the Effective Time was automatically converted into a warrant to acquire (x) a number of shares of Jet.AI Common Stock equal to the Stock Exchange Ratio and (y) a number of Merger Consideration Warrants equal to the Warrant Exchange Ratio; and (iv) each Jet Token RSU Award that was outstanding immediately prior to the Effective Time was converted into a Jet.AI RSU Award with respect to a number of RSUs based on the applicable exchange ratio (determined in accordance with the Business Combination Agreement and as further described in the Proxy Statement)
Subsequent Event [Member] | Nonvoting Common Stock [Member] | Jet Token, Inc. [Member]
Subsequent Event [Line Items]
Stock price per share	$ 0.75
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross | shares	2,000,000
Proceeds from of common stock gross | $	$ 1,500,000
Number of options, exercise price	$ 0.75
Share based compensation arrangement by share based payment award equity instruments options exercised weighted average contractual life	10 years
Subsequent Event [Member] | IPO [Member]
Subsequent Event [Line Items]
Number of shares remaining | shares		502,832
Stock price per share		$ 11.10
Proceeds from issuance of initial public offering | $		$ 5,580,000
Redemption price per share		$ 11.10
Subsequent Event [Member] | IPO [Member] | Common Class A [Member]
Subsequent Event [Line Items]
Issuance of Class A ordinary shares (net of offering costs), shares | shares		1,186,952